UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1.  Schedule of Investments.

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 90.9%
Alabama - 1.4%
$1,500,000	Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bond	5.00%	11/15/39	$1,548,090
Arkansas - 0.1%
75,000	Arkansas Development Finance Authority, Arkansas Revenue Bond, Series B	5.55	04/01/21	76,238
California - 12.0%
740,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/26	757,102
130,000	California Health Facilities Financing Authority, California Revenue Bond, Series A	5.00	04/01/25	130,395
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.63	03/01/30	584,465
500,000	California State Public Works Board, California Revenue Bond, Series C	5.40	10/01/22	502,105
2,875,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	3,302,398
1,000,000	City of Fairfield, California Certificate of Participation, Series A (a)	6.55	04/01/30	567,130
670,000	County of San Bernardino, California Certificate of Participation	5.00	08/01/28	671,755
1,450,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/29	1,682,203

Principal	Security Description	Rate	Maturity	Value
$1,000,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.86%	09/01/27	$971,180
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.05	08/01/26	587,520
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.14	08/01/27	553,680
130,000	State of California, California General Obligation Bond, Series 07	5.13	10/01/27	130,542
1,500,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-5.97	04/01/20	1,169,310
2,200,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.09	04/01/26	1,189,298
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	282,760
				13,081,843
Connecticut - 8.6%
5,370,000	Connecticut State Health & Educational Facility Authority, Connecticut Revenue Bond, Series Z-1	5.00	07/01/42	5,485,455
3,000,000	State of Connecticut, Connecticut General Obligation Bond, Series A (b)	0.96	03/01/24	2,911,050
1,000,000	University of Connecticut, Connecticut Revenue Bond, Series A	5.00	02/15/18	1,005,940
				9,402,445
District of Columbia - 1.6%
1,760,000	District of Columbia, District of Columbia Certificate of Participation	5.00	01/01/19	1,760,000

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value
Florida - 9.0%
$2,775,000	County of Miami-Dade Transit System, Florida Revenue Bond	5.00%	07/01/32	$3,001,773
1,145,000	Highlands County Health Facilities Authority, Florida Revenue Bond, Series G	5.13	11/15/22	1,190,846
2,000,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/20	2,069,400
675,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/36	694,521
2,675,000	South Miami Health Facilities Authority, Florida Revenue Bond	5.00	08/15/32	2,798,906
				9,755,446
Illinois - 22.5%
865,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/25	865,000
500,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/27	542,460
525,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.50	01/01/33	602,448
950,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/33	1,006,829
1,975,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/40	2,103,513
1,475,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.75	01/01/38	1,710,410
1,500,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/27	1,633,245

Principal	Security Description	Rate	Maturity	Value
$900,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00%	01/01/29%	969,966
1,260,000	Chicago Park District, Illinois General Obligation Bond, Series D	5.00	01/01/16	1,260,000
2,000,000	Chicago Park District, Illinois General Obligation Bond, Series D	5.00	01/01/21	2,000,000
525,000	Illinois Finance Authority, Illinois Revenue Bond, Series D	6.25	11/01/28	601,104
1,250,000	Illinois Finance Authority, Illinois Revenue Bonds	5.00	07/01/46	1,328,512
1,600,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond	5.50	06/15/50	1,698,368
2,175,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series A	5.50	06/15/53	2,389,759
2,000,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series B	5.00	12/15/28	2,211,320
500,000	Township of Campton, Illinois General Obligation Bond	4.90	12/15/19	500,895
1,030,000	University of Illinois, Illinois Revenue Bond, Series A	5.13	04/01/36	1,139,232
900,000	University of Illinois, Illinois Revenue Bond, Series A	5.00	04/01/39	998,685
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois General Obligation Bond, Series B	5.25	06/01/36	957,446
				24,519,192
Indiana - 2.0%
1,950,000	Indiana Finance Authority, Indiana Revenue Bond, Series A	5.00	05/01/42	2,140,301

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value
Kansas - 1.8%
$2,000,000	State of Kansas Department of Transportation, Kansas Revenue Bond, Series B (b)	0.40%	09/01/17	$1,993,860
Maryland - 0.6%
625,000	Montgomery County Housing Opportunites Commission, Maryland Revenue Bond, Series C	5.00	07/01/31	674,250
Massachusetts - 1.1%
1,130,000	Massachusetts Housing Finance Agency, Massachusetts Revenue Bond, Series C	5.00	12/01/30	1,183,223
Michigan - 2.2%
550,000	Michigan State Building Authority, Michigan Revenue Bond, Series A	5.20	10/15/31	639,590
1,760,000	Michigan State Housing Development Authority, Michigan Revenue Bond, Series A	5.15	10/01/29	1,770,384
				2,409,974
Missouri - 0.2%
265,000	St Louis Municipal Finance Corp., Missouri Revenue Bond	5.00	02/15/23	271,903
Nevada - 3.4%
1,150,000	County of Clark, Nevada General Obligation Bond	4.75	11/01/30	1,167,043
2,375,000	County of Clark, Nevada General Obligation Bond	4.75	11/01/35	2,410,197
145,000	Nevada Housing Division, Nevada Revenue Bond, Series A	5.85	10/01/20	145,712
				3,722,952
New York - 5.1%
1,000,000	Metropolitan Transportation Authority, New York Revenue Bond, Series A	5.00	11/15/31	1,038,610

Principal	Security Description	Rate	Maturity	Value
$1,000,000	New York State Dormitory Authority, New York Revenue Bond	5.00%	08/01/17	$1,010,700
1,725,000	New York State Dormitory Authority, New York Revenue Bond	5.00	07/01/30	1,762,053
50,000	New York State Dormitory Authority, New York Revenue Bond, Series D	5.75	02/15/19	50,171
1,410,000	Schenectady Metroplex Development Authority, New York Revenue Bond, Series A	5.50	08/01/33	1,672,683
				5,534,217
Ohio - 3.8%
2,950,000	American Municipal Power, Inc., Ohio Revenue Bond, Series B	5.00	02/15/37	3,321,552
825,000	Gallia County Local School District, Ohio General Obligation Bond	5.00	12/01/30	841,063
				4,162,615
Oregon - 0.0%
5,000	State of Oregon Housing & Community Services Department, Oregon Revenue Bond, Series B	5.05	07/01/26	5,000
Pennsylvania - 2.2%
2,325,000	Swarthmore Borough Authority, Pennsylvania Revenue Bond, Series A	5.00	09/15/30	2,396,331
Texas - 8.0%
1,425,000	City Public Service Board of San Antonio, Texas Revenue Bond	5.00	02/01/32	1,491,761
1,500,000	County of Harris, Texas Revenue Bond (b)	0.91	08/15/35	1,341,690
1,375,000	Lamar Consolidated Independent School District, Texas General Obligation Bond	5.00	02/15/38	1,436,531

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value
$2,000,000	Northside Independent School District, Texas General Obligation Bond	5.00%	06/15/35	$2,041,220
1,000,000	Red River Education Financing Corp., Texas Revenue Bond	5.00	03/15/38	1,048,290
1,390,000	Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bond	5.00	02/01/36	1,395,282
				8,754,774
Washington - 5.3%
1,715,000	Central Puget Sound Regional Transit Authority, Washington Revenue Bond	4.75	02/01/28	1,789,637
2,000,000	City of Seattle Drainage & Wastewater Revenue, Washington Revenue Bond	5.00	06/01/38	2,173,900
1,455,000	Everett Housing Authority, Washington Revenue Bond (b)	4.89	06/01/37	1,494,969
250,000	State of Washington, Washington Certificate of Participation, Series D	5.45	07/01/28	275,300
				5,733,806
Total Municipal Bonds
(Cost $96,286,250)				99,126,460

Shares	Security Description			Value
Money Market Fund - 8.1%
8,817,197	Fidelity Government Money Market Fund, 0.12% (b) (Cost $8,817,197)			8,817,197
Total Investments - 99.0% (Cost $105,103,447)*				$107,943,657
Other Assets & Liabilities, Net – 1.0%				1,051,286
Net Assets – 100.0%				$108,994,943

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of December 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,852,933
Gross Unrealized Depreciation	(12,723)
Net Unrealized Appreciation	$2,840,210

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	107,943,657
Level 3 - Significant Unobservable Inputs	-
Total	$107,943,657

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 87.6%
Arkansas - 2.3%
$400,000	Bentonville School District No. 6, Arkansas General Obligation Bond	4.50%	06/01/30	$420,256
California - 9.9%
520,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	636,407
350,000	Compton Unified School District, California General Obligation Bond, Series D (b)	1.42	06/01/18	336,641
335,000	Inglewood Public Financing Authority, California Revenue Bond	5.00	08/01/19	373,451
400,000	Stockton Unified School District, California General Obligation Bond, Series A	5.00	08/01/18	439,564
				1,786,063
Colorado - 1.5%
250,000	County of Adams, Colorado Certificate of Participation	4.00	12/01/18	269,740
Illinois - 18.9%
310,000	Chicago Park District, Illinois General Obligation Bond, Series A	4.00	01/01/20	320,614
575,000	Illinois Finance Authority, Illinois Revenue Bond, Series C	4.50	11/15/32	589,680
500,000	Illinois Finance Authority, Illinois Revenue Bonds	5.00	11/15/25	567,275
250,000	Kane County Community Unit School District No. 304 Geneva, Illinois General Obligation Bond, Series A	5.00	01/01/26	260,053
1,025,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series B	5.00	06/15/23	1,165,814
460,000	State of Illinois, Illinois Revenue Bond, Series B	5.00	06/15/22	509,202
				3,412,638

Principal	Security Description	Rate	Maturity	Value

Kentucky - 3.6%
$630,000	Corbin Independent School District Finance Corp., Kentucky Revenue Bond	3.00%	02/01/26	$654,620
Michigan - 8.4%
350,000	Central Michigan University, Michigan Revenue Bond	5.00	10/01/24	426,811
695,000	L'Anse Creuse Public Schools, Michigan General Obligation Bond	5.00	05/01/25	848,546
210,000	Lansing School District, Michigan General Obligation Bond	5.00	05/01/21	245,543
				1,520,900
New Jersey - 1.1%
200,000	Borough of Tuckerton, New Jersey General Obligation Bond	2.00	03/01/18	203,616
North Dakota - 2.8%
460,000	City of Mandan, North Dakota General Obligation Bond, Series B	5.00	05/01/18	500,692
Ohio - 3.9%
200,000	Trotwood-Madison City School District, Ohio Certificate of Participation	4.00	12/01/23	225,042
200,000	Trotwood-Madison City School District, Ohio Certificate of Participation	4.00	12/01/24	225,788
215,000	Trotwood-Madison City School District, Ohio Certificate of Participation	4.00	12/01/25	242,864
				693,694
Pennsylvania - 12.1%
700,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, First Series	5.00	06/01/28	815,542
250,000	Hampton Township School District, Pennsylvania General Obligation Bond, Series A	3.00	11/15/17	259,310

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value

$425,000	Northern Tioga School District, Pennsylvania General Obligation Bond	2.00%	04/01/21	$430,674
200,000	Pennsylvania Turnpike Commission, Pennsylvania Revenue Bond, Series B	5.00	12/01/25	244,438
430,000	Wyalusing Area School District, Pennsylvania General Obligation Bond	2.00	04/01/21	434,661
				2,184,625
South Dakota - 3.4%
315,000	South Dakota Board of Regents, South Dakota Revenue Bond	4.00	04/01/18	334,773
250,000	South Dakota Board of Regents, South Dakota Revenue Bond	5.00	04/01/19	278,872
				613,645
Texas - 17.0%
500,000	Dallas/Fort Worth International Airport, Texas Revenue Bond	5.25	11/01/27	591,390
200,000	Fort Bend County Municipal Utility District No. 2, Texas General Obligation Bond	4.35	10/01/29	210,054
750,000	Harris County Municipal Utility District No. 290, Texas General Obligation Bond	2.00	09/01/21	753,997
235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	2.00	09/01/19	239,538
200,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	2.00	09/01/20	202,558
235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	2.00	09/01/21	236,083
235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	3.00	09/01/24	247,286

Principal	Security Description	Rate	Maturity	Value

$235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	3.00%	09/01/25	$245,150
330,000	Reagan County Independent School District, Texas General Obligation Bond	3.00	02/15/23	330,495
				3,056,551
Washington - 2.7%
395,000	Grant County Public Utility District No. 2, Washington Revenue Bond, Series B	5.00	01/01/26	478,783
Total Municipal Bonds (Cost $15,759,065)				15,795,823

Shares	Security Description	Value

Money Market Fund - 26.9%
4,859,935	Fidelity Government Money Market Fund, 0.12% (a) (Cost $4,859,935)	4,859,935
Total Investments - 114.5% (Cost $20,619,000)*		$20,655,758
Other Assets & Liabilities, Net - (14.5)%		(2,619,006)
Net Assets – 100.0%		$18,036,752

(a)	Variable rate security. Rate presented is as of December 31, 2015.
(b)           Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$42,648
Gross Unrealized Depreciation	(5,890)
Net Unrealized Appreciation	$36,758

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	20,655,758
Level 3 - Significant Unobservable Inputs	-
Total	$20,655,758

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 95.5%
California - 80.8%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California Revenue Bond	5.00%	01/01/33	$1,163,130
1,160,000	Alameda Public Financing Authority, California Revenue Bond, Series A	5.25	07/01/29	1,320,938
290,000	Bret Harte Union High School District, California Certificate of Participation	4.25	09/01/20	295,948
1,675,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/36	1,713,709
700,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.00	08/15/23	765,114
500,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.75	08/15/29	576,505
3,465,000	California Infrastructure & Economic Development Bank, California Revenue Bond, Series A2 (a)	0.29	10/01/47	3,465,000
500,000	California State Public Works Board, California Revenue Bond, Series B	6.00	04/01/27	576,975
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.40	03/01/26	580,575
500,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/31	517,445
4,100,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	4,709,506

Principal	Security Description	Rate	Maturity	Value

$1,000,000	California State Public Works Board, California Revenue Bond, Series G1	5.75%	10/01/30	$1,163,830
600,000	California State Public Works Board, California Revenue Bond, Series I-1	6.13	11/01/29	715,476
1,000,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	1,223,860
1,910,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/33	2,321,624
7,790,000	Chabot-Las Positas Community College District, California General Obligation Bond, Series C (b)	4.92	08/01/36	2,816,241
1,000,000	Chino Valley Unified School District, California General Obligation Bond (b)	5.85	08/01/26	617,430
3,000,000	Chino Valley Unified School District, California General Obligation Bond (b)	4.62	08/01/29	1,599,240
4,260,000	City & County of San Francisco, California Certificate of Participation	5.00	09/01/16	4,390,952
2,000,000	City of Fairfield, California Certificate of Participation, Series A (b)	6.55	04/01/30	1,134,260
1,000,000	City of Fresno Water System, California Revenue Bond, Series A	5.25	06/01/18	1,004,280
1,690,000	City of Vallejo Water Revenue, California Revenue Bond	5.00	05/01/18	1,714,353
2,575,000	Coachella Valley Unified School District, California General Obligation Bond, Series D	5.00	08/01/37	2,883,794

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$250,000	Corona Public Financing Authority, California Revenue Bond, Series C	5.00%	09/01/21	$255,773
1,400,000	County of San Bernardino, California Certificate of Participation	5.00	08/01/28	1,403,668
1,275,000	County of San Bernardino, California Certificate of Participation	4.75	08/01/28	1,279,565
2,835,000	Dublin Unified School District, California General Obligation Bond, Series D (b)	5.73	08/01/34	1,036,504
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,705,530
1,600,000	Fresno Unified School District, California General Obligation Bond, Series G (b)	6.10	08/01/41	349,072
125,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	4.60	06/01/23	134,161
1,000,000	Los Angeles Community Redevelopment Agency, California Revenue Bond	5.00	09/01/37	1,001,850
2,500,000	Los Angeles County Regional Financing Authority, California Revenue Bond, Series B	3.00	11/15/21	2,505,100
1,050,000	Los Angeles County Schools Regionalized Business Services Corp., California Certificate of Participation, Series B	4.75	06/01/27	1,110,039
5,140,000	Los Angeles Department of Water & Power, California Revenue Bond, Series A-1	5.00	07/01/39	5,451,741

Principal	Security Description	Rate	Maturity	Value

$6,000,000	Los Angeles Department of Water, California Revenue Bond	5.00%	07/01/38	$6,353,220
4,900,000	Los Angeles Department of Water, California Revenue Bond, Series A2	5.00	07/01/35	5,013,876
2,000,000	Los Angeles Municipal Improvement Corp., California Revenue Bond	5.00	08/01/23	2,007,760
5,000,000	Metropolitan Water District of Southern California, California Revenue Bond, Series A4 (a)	0.39	07/01/36	4,975,100
8,575,000	Metropolitan Water District of Southern California, California Revenue Bond	5.00	07/01/37	9,091,729
1,000,000	Metropolitan Water District of Southern California, California Revenue Bond, Series C	5.00	07/01/35	1,021,560
3,185,000	Modesto Irrigation District Financing Authority, California Revenue Bond (a)	0.86	09/01/27	3,093,208
1,600,000	Modesto Irrigation District Financing Authority, California Revenue Bond (a)	0.91	09/01/37	1,449,952
1,500,000	New Haven Unified School District, California General Obligation Bond, Series A (b)	5.05	08/01/24	978,660
1,785,000	New Haven Unified School District, California General Obligation Bond, Series A (b)	5.20	08/01/27	981,125
5,625,000	Northern California Transmission Agency, California Revenue Bond (a)	0.96	05/01/24	5,484,375

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$2,650,000	Oakland Unified School District/Alameda County, California General Obligation Bond	6.63%	08/01/38	$3,246,091
770,000	Oxnard School District, California General Obligation Bond, Series A	5.75	08/01/30	947,200
400,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation	5.00	10/01/30	400,852
2,500,000	Port of Oakland, California Revenue Bond, Series P	5.00	05/01/33	2,800,125
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California Revenue Bond, Series C2 (a)	0.98	05/15/43	4,519,834
7,575,000	Sacramento County Sanitation Districts Financing Authority, California Revenue Bond, Series B (a)	0.81	12/01/35	6,888,326
2,000,000	Sacramento County Water Financing Authority, California Revenue Bond, Series B (a)	0.83	06/01/34	1,829,960
5,475,000	San Bernardino City Unified School District, California General Obligation Bond, Series C	5.00	08/01/40	6,309,938
2,000,000	San Bernardino Community College District, California General Obligation Bond, Series C	5.00	08/01/31	2,053,680
275,000	San Bernardino Municipal Water Department, California Certificate of Participation	5.00	02/01/17	275,773

Principal	Security Description	Rate	Maturity	Value

$1,000,000	San Diego Public Facilities Financing Authority, California Revenue Bond, Series A	5.25%	04/15/29	$1,157,730
1,000,000	San Mateo Union High School District, California General Obligation Bond, Series A (b)	6.01	09/01/25	698,110
1,000,000	Santa Clara County Board of Education, California Certificate of Participation	5.00	04/01/25	1,001,240
2,355,000	Sierra View Local Health Care District, California Revenue Bond	5.25	07/01/37	2,513,138
5,000	State of California, California General Obligation Bond	5.00	10/01/28	5,020
3,350,000	State of California, California General Obligation Bond	5.00	11/01/37	3,600,413
85,000	State of California, California General Obligation Bond, Series 2007	5.75	05/01/30	85,372
135,000	State of California, General Obligation Bond, Series 07	5.13	10/01/27	135,563
3,300,000	Stockton East Water District, California Certificate of Participation, Series B (b)	5.96-6.00	04/01/21	2,421,474
2,000,000	Stockton East Water District, California Certificate of Participation, Series B (b)	6.08	04/01/25	1,149,240
775,000	Stockton Unified School District, California General Obligation Bond	5.00	07/01/27	902,449
3,990,000	Stockton Unified School District, California General Obligation Bond	4.55	09/01/30	4,002,170
1,600,000	Tulare County Board of Education, California Certificate of Participation	5.38	05/01/33	1,867,312

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38%	08/01/29	$282,760
				143,047,523
Illinois - 13.0%
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/30	1,095,110
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/35	1,076,400
2,325,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/40	2,476,288
1,755,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/26	1,961,967
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/26	1,117,930
1,580,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/23	1,766,140
1,600,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.25	01/01/37	1,741,968
3,580,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.25	01/01/40	3,882,188
3,400,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond	5.50	06/15/50	3,609,032
2,825,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series A	5.50	06/15/53	3,103,940
1,000,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series B	5.00	12/15/28	1,105,660
				22,936,623
Texas - 1.7%
2,950,000	North Texas Tollway Authority, Texas Revenue Bond	6.13	01/01/31	2,950,000
Total Municipal Bonds (Cost $162,589,134)				168,934,146

Shares	Security Description	Value

Money Market Fund - 3.5%
6,289,852	Fidelity Government Money Market Fund, 0.12% (a) (Cost $6,289,852)	$6,289,852
Total Investments - 99.0% (Cost $168,878,986)*		$175,223,998
Other Assets & Liabilities, Net – 1.0%		1,702,600
Net Assets – 100.0%		$176,926,598

(a)	Variable rate security. Rate presented is as of December 31, 2015.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,442,002
Gross Unrealized Depreciation	(96,990)
Net Unrealized Appreciation	$6,345,012

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	175,223,998
Level 3 - Significant Unobservable Inputs	-
Total	$175,223,998

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 82.3%
Arkansas - 3.4%
$420,000	Bentonville School District No. 6, Arkansas General Obligation Bond	4.50%	06/01/30	$441,269
California - 59.1%
200,000	California Statewide Communities Development Authority, California Revenue Bond	5.00	11/15/23	244,028
750,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	917,895
380,000	Chula Vista Elementary School District, California Certificate of Participation, Series A	5.00	09/01/19	430,365
200,000	City & County of San Francisco CA, California Certificate of Participation, Series A	5.00	04/01/18	218,128
500,000	Compton Unified School District, California General Obligation Bond, Series D (a)	1.42	06/01/18	480,915
295,000	County of Santa Cruz, California Certificate of Participation	5.00	08/01/23	356,251
500,000	Dinuba Unified School District, California General Obligation Bond	4.13	08/01/29	523,430
365,000	Fillmore Unified School District, California General Obligation Bond	4.00	07/01/18	392,163
175,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/30	203,054
660,000	Imperial Community College District, California General Obligation Bond	5.00	08/01/29	774,992
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	294,505

Principal	Security Description	Rate	Maturity	Value

$350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00%	09/01/25	$414,799
200,000	San Mateo County Transit District, California Revenue Bond, Series A	5.75	06/01/18	223,058
415,000	Stockton Unified School District, California General Obligation Bond, Series B	5.00	08/01/18	455,936
370,000	Stockton Unified School District, California General Obligation Bond, Series B	5.00	08/01/19	418,422
430,000	Stockton Unified School District, California General Obligation Bond, Series B	5.00	08/01/24	527,309
215,000	Val Verde Unified School District, California Certificate of Participation, Series A	5.00	08/01/26	260,498
225,000	Visalia Unified School District, California General Obligation Bond	4.00	08/01/17	235,042
300,000	Waugh School District, California Special Tax Bond	4.00	09/01/20	334,125
				7,704,915
Illinois - 19.8%
400,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/25	451,668
625,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/25	687,406
425,000	Illinois Finance Authority, Illinois Revenue Bond, Series C	4.50	11/15/32	435,850
880,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series B	5.00	06/15/23	1,000,895
				2,575,819

Total Municipal Bonds (Cost $10,701,493)	10,722,003

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Money Market Fund - 22.4%
2,913,378	Fidelity Government Money Market Fund, 0.12% (b) (Cost $2,913,378)	$2,913,378

Total Investments - 104.7% (Cost $13,614,871)*		$13,635,381
Other Assets & Liabilities, Net – (4.7)%		(614,876)
Net Assets – 100.0%		$13,020,505

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of December 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,070
Gross Unrealized Depreciation	(6,560)
Net Unrealized Appreciation	$20,510

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	13,635,381
Level 3 - Significant Unobservable Inputs	-
Total	$13,635,381

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:           2/2/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:           2/2/16

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           2/2/16